Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

19. Subsequent Events

In March 2026, the Company’s board of directors approved an annual cash dividend for the year ended December 31, 2025 of US$0.61 per ordinary share, or US$0.61 per ADS to holders of its ordinary shares and ADSs, respectively, as of the close of business on April 17, 2026. The payment date is expected to be on or around May 15, 2026 for holders of ordinary shares and on or around May 22, 2026 for holders of ADSs. The aggregate amount of cash dividends to be paid will be approximately US$150 million.